Schedule of Selling and Marketing expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Selling And Marketing Expenses
Professional fees	$ 37,803	$ 327,309
Advertising and marketing expenses	327,772	85,227
Bad debts	7,132
Total selling and marketing expenses	$ 327,707	$ 412,536